REVENUES	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUES

NOTE 21 – REVENUES:

Revenue streams:

	Year Ended December 31
	2025	2024	2023

Revenues from sales of precision metal parts	$4,693	$4,844	$3,084
Smart Carts:
Product	2,386	-	5,628
Services	822	532	500
Revenues from smart carts project	3,208	532	6,128
	$7,901	$5,376	$9,212